SHARE-BASED PAYMENT - Warrant issued for private placement (Details) - $ / shares			6 Months Ended
	Jan. 05, 2024	Aug. 16, 2022	Jun. 30, 2024	Jun. 27, 2022
Common Class A [Member]
SHARE-BASED PAYMENT
Number of shares issued upon exercise of warrants	500,000		500,000
ADR [Member]
SHARE-BASED PAYMENT
Warrants exercise price				$ 0.1
ADR [Member] | Series A Warrants
SHARE-BASED PAYMENT
Warrants to purchase				1,600,000
Each warrant exercisable				1
ADR [Member] | Series B Warrants
SHARE-BASED PAYMENT
Warrants to purchase				1,600,000
Prefunded Warrants
SHARE-BASED PAYMENT
Warrants to purchase				480,000
Series A Warrants | ADR [Member]
SHARE-BASED PAYMENT
Warrants to purchase		1,556,667
Warrants exercise price		$ 6.6		$ 11
Series B Warrants | ADR [Member]
SHARE-BASED PAYMENT
Warrants to purchase		1,556,667
Warrants exercise price		$ 6		$ 10
Each warrant exercisable				1
Number of shares issued upon exercise of warrants		5,000